WARRANTS (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2015	Jan. 10, 2012	Apr. 21, 2010
Warrants [Line Items]
Class of Warrant or Right, Outstanding	551,380
Institutional Investors [Member]
Warrants [Line Items]
Warrants Issued for Services	220,410
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in dollars per share)	$ 11.86
Stock Issued During Period, Shares, New Issues	734,700
Share Price	$ 9.12
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.86
Warrant Expiration Term	3 years 6 months
FT Global Capital [Member]
Warrants [Line Items]
Warrants Issued for Services	73,470
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.86
Warrant Expiration Term	3 years 6 months
Hawk Associates Inc [Member]
Warrants [Line Items]
Warrants Issued for Services			7,500
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.60
Warrant Expiration Term	5 years
Anderson Strudwick Incorporated [Member]
Warrants [Line Items]
Warrants Issued for Services			150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.00
Warrant Expiration Term	5 years
Firs Trust Group, Inc [Member]
Warrants [Line Items]
Warrants Issued for Services		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.00
Warrant Expiration Term	5 years